DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2015
DERIVATIVE FINANCIAL INSTRUMENTS
Schedule of fair value of derivative instruments

	Balance Sheet Location	2014	2015	2015
		RUB	RUB	$
Derivative assets:
Equity purchase contracts	Investments in non-marketable equity securities	8	—	—

Total derivative assets		8	—	—

Derivative liabilities:
Foreign exchange contracts	Other accrued liabilities	37	92	1.3

Total derivative liabilities		37	92	1.3